CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Sales	$ 370,986	$ 345,909
Cost of sales	287,253	270,994
Gross margin	83,733	74,915
Selling, general and administrative expenses	82,838	69,318
Facility closure costs	254	163
Income from operations	641	5,434
Interest expense, net	7,607	8,828
Loss from continuing operations before income taxes	(6,966)	(3,394)
Income tax expense (benefit)	196	(82)
Loss from continuing operations	(7,162)	(3,312)
Income (loss) from discontinued operations (net of income tax expense of $0 in 2015 and 2014)	92	(72)
Net Loss	(7,070)	(3,384)
Comprehensive Loss	$ (7,070)	$ (3,384)
Basic net loss per share:
Loss from continuing operations	$ (0.07)	$ (0.03)
Income (loss) from discontinued operations	0.00	0.00
Net Loss	(0.07)	(0.03)
Diluted loss per share:
Loss from continuing operations	(0.07)	(0.03)
Income (loss) from discontinued operations	0.00	0.00
Net Loss	$ (0.07)	$ (0.03)
Weighted average common shares:
Basic	98,204	97,617
Diluted	98,624	97,617